Subsidiary Notes Payable, Convertible Notes Roll Forward (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 15, 2019	Dec. 31, 2020	Dec. 31, 2019
Convertible Notes [Roll Forward]
Beginning balance		$ 130,283
Ending balance		195,441	$ 130,283
Subsidiary Convertible Notes
Convertible Notes [Roll Forward]
Beginning balance		125	9,458
Gross Principal		25,000	1,607
Change in fair value		0	1,389
Conversion to preferred			(4,894)
Conversion to common			(2,418)
Deconsolidation			(5,017)
Ending balance		25,125	125
Karuna [Member] | Subsidiary Convertible Notes
Convertible Notes [Roll Forward]
Beginning balance		0	2,838
Gross Principal		0	1,607
Change in fair value		0	572
Conversion to preferred			0
Conversion to common			0
Deconsolidation	$ (5,000)		(5,017)
Ending balance		0	0
Follica [Member] | Subsidiary Convertible Notes
Convertible Notes [Roll Forward]
Beginning balance		0	6,495
Gross Principal		0	0
Change in fair value		0	817
Conversion to preferred			(4,894)
Conversion to common			(2,418)
Deconsolidation			0
Ending balance		0	0
Vedanta [Member] | Subsidiary Convertible Notes
Convertible Notes [Roll Forward]
Beginning balance		0	0
Gross Principal		25,000	0
Change in fair value		0	0
Conversion to preferred			0
Conversion to common			0
Deconsolidation			0
Ending balance		25,000	0
Knode | Subsidiary Convertible Notes
Convertible Notes [Roll Forward]
Beginning balance		50	50
Gross Principal		0	0
Change in fair value		0	0
Conversion to preferred			0
Conversion to common			0
Deconsolidation			0
Ending balance		50	50
Appeering | Subsidiary Convertible Notes
Convertible Notes [Roll Forward]
Beginning balance		75	75
Gross Principal		0	0
Change in fair value		0	0
Conversion to preferred			0
Conversion to common			0
Deconsolidation			0
Ending balance		$ 75	$ 75